UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              THE JAPAN FUND, INC.
                                    --------

                         225 Franklin Street 26th Floor
                              Boston, MA 02210-2801

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726
                           --------------------------

                                AGENT FOR SERVICE
                                John F. McNamara
                         225 Franklin Street 26th Floor
                              Boston, MA 02110-2801
                                 1-800-535-2726

                           COPY TO Counsel of the Fund
                              DAVIS POLK & WARDWELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordon, Esq.

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)



                                                      SHARES          VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCK 98.7%
--------------------------------------------------------------------------------

CONSTRUCTION 3.2%
--------------------------------------------------------------------------------

BUILDING PRODUCTS 3.2%
Asahi Glass Co. Ltd.                                 320,000           3,372,820
Nippon Steel Corp.                                   390,000             985,822
Rinnai Corp.                                          84,200           2,136,219
Shimachu Co. Ltd.                                    164,900           4,306,688
Teijin Ltd.                                          244,000           1,042,365
Toray Industries Inc.                                313,000           1,404,281
--------------------------------------------------------------------------------
                                                                      13,248,195
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 8.5%
--------------------------------------------------------------------------------

DEPARTMENT & CHAIN STORES 2.5%
Fast Retailing Co.                                   138,200           8,365,992
Isetan Co. Ltd.                                      146,500           1,908,968
--------------------------------------------------------------------------------
                                                                      10,274,960
--------------------------------------------------------------------------------

RECREATIONAL PRODUCTS 1.4%
Nintendo Co. Ltd.                                     23,000           2,510,027
Sega Sammy Holdings, Inc.*                            55,600           3,381,327
--------------------------------------------------------------------------------
                                                                       5,891,354
--------------------------------------------------------------------------------

RESTAURANTS 1.3%
Skylark Co. Ltd. (A)                                 324,700           5,478,801
--------------------------------------------------------------------------------

RETAIL - MISC/DIVERSIFIED 3.3%
BSL Corp.                                            592,000           1,573,734
Don Quijote Co. Ltd. (A)                              17,100           1,003,255
Ito-Yokado Co. Ltd.                                   31,800           1,269,509
Nissen Co. Ltd.                                       98,200           1,376,687
Ryohin Keikaku Co. Ltd.                               65,400           3,233,094
The Seiyu Ltd. (A)*                                1,933,000           3,696,157
Xebio Co. Ltd.                                        42,200           1,149,370
--------------------------------------------------------------------------------
                                                                      13,301,806
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1 | The Japan Fund, Inc.

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      SHARES          VALUE ($)

CONSUMER STAPLES 8.4%
--------------------------------------------------------------------------------

CONSUMER ELECTRONIC & PHOTOGRAPHIC 5.6%
Fuji Photo Film Co.                                  403,800          14,764,444
Konica Minolta Holdings, Inc.                        303,000           3,063,632
Nikon Corp. (A)                                      420,000           4,830,333
--------------------------------------------------------------------------------
                                                                      22,658,409
--------------------------------------------------------------------------------

COSMETICS & TOILETRIES 1.6%
Fuji Television Network Inc.                           1,083           2,555,722
Kao Corp.                                            128,000           2,943,009
Lion Corp. (A)                                       162,000             915,698
--------------------------------------------------------------------------------
                                                                       6,414,429
--------------------------------------------------------------------------------

FOOD & BEVERAGE 1.2%
Hokuto Corporation                                    26,400             460,233
Ito En Ltd.                                           34,500           1,676,569
Nippon Flour Mills Co. Ltd.                          360,000           1,786,401
Takara Holdings Inc.                                 125,000             875,618
--------------------------------------------------------------------------------
                                                                       4,798,821
--------------------------------------------------------------------------------

DURABLES 10.1%
--------------------------------------------------------------------------------

AUTOMOBILES 10.1%
Aisin Seiki Co. Ltd.                                 158,400           3,605,037
Honda Motor Co. (A)                                  275,400          13,794,403
Koyo Seiko Co. Ltd. (A)                              142,000           1,921,854
NHK Spring Co., Ltd.                                 183,000           1,276,784
NOK Corp. (A)                                         57,600           1,372,708
Sumitomo Rubber Industries, Inc.                     209,000           2,013,777
Toyota Motor Corp.                                   461,900          17,190,383
--------------------------------------------------------------------------------
                                                                      41,174,946
--------------------------------------------------------------------------------

ENERGY 0.8%
--------------------------------------------------------------------------------

OIL REFINING & MARKETING 0.8%
Nippon Oil Corp.                                     468,000           3,321,966
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2 | The Japan Fund, Inc.

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      SHARES          VALUE ($)

FINANCIAL 19.2%
--------------------------------------------------------------------------------

BANKS 10.3%
Hokugin Financial Group*                             279,000             845,770
Mitsui Trust Holdings, Inc                         1,183,000          11,762,690
Mizuho Financial Group, Inc.                           3,181          15,043,065
Nishi-Nippon City Bank Ltd.                          303,000           1,297,239
Sumitomo Mitsui Financial (A)                          1,935          13,103,349
--------------------------------------------------------------------------------
                                                                      42,052,113
--------------------------------------------------------------------------------

CONSUMER FINANCE 1.7%
Credit Saison Co. Ltd.                                54,700           1,969,425
Lopro Corp. (A)                                      280,300           2,350,431
Nippon Shinpan Co. Ltd.*                             572,000           2,614,308
--------------------------------------------------------------------------------
                                                                       6,934,164
--------------------------------------------------------------------------------

OTHER FINANCIAL COMPANIES 4.0%
Jafco Co. Ltd.                                       150,900           9,472,596
Mitsubishi Securities Co. Ltd. (A)                   144,000           1,339,129
Nikko Cordial Corp.                                  738,000           3,689,656
ORIX Corp.                                            15,600           1,989,105
--------------------------------------------------------------------------------
                                                                      16,490,486
--------------------------------------------------------------------------------

PROPERTY/CASUALTY INSURANCE 2.0%
Millea Holdings, Inc.                                    251           3,652,271
T&D Holdings, Inc.*                                   84,650           4,303,167
--------------------------------------------------------------------------------
                                                                       7,955,438
--------------------------------------------------------------------------------

REAL ESTATE 0.8%
Mitsui Fudosan Co. Ltd.                              153,000           1,796,726
Sumitomo Realty & Development Co. Ltd.               105,000           1,267,326
--------------------------------------------------------------------------------
                                                                       3,064,052
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS 0.4%
Japan Real Estate Investment Corp.                       101             824,316
Nippon Building Fund, Inc.                               106             905,662
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                                                                       1,729,978
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3 | The Japan Fund, Inc.

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      SHARES          VALUE ($)

HEALTH 3.7%
--------------------------------------------------------------------------------

MEDICAL PRODUCTS 2.3%
Hoya Corp.                                            15,000           1,650,965
Terumo Corp.                                         255,800           7,706,688
--------------------------------------------------------------------------------
                                                                       9,357,653
--------------------------------------------------------------------------------

PHARMACEUTICALS 1.4%
Shionogi & Co. Ltd.                                  131,000           1,805,970
Yamanouchi Pharmaceutical Co. Ltd.                   118,800           4,022,423
--------------------------------------------------------------------------------
                                                                       5,828,393
--------------------------------------------------------------------------------

MANUFACTURING 20.2%
--------------------------------------------------------------------------------

CHEMICALS 5.2%
JSR Corp.                                            345,400           6,813,926
Kaneka Corp.                                         265,000           2,926,593
Nitto Denko Corp.                                    161,900           8,486,876
Sumitomo Chemical Co. Ltd.                           397,000           1,962,597
Taiyo Nippon Sanso Corporation                       181,000           1,060,237
--------------------------------------------------------------------------------
                                                                      21,250,229
--------------------------------------------------------------------------------

ELECTRICAL PRODUCTS 2.4%
Nidec Corp.                                           77,000           9,588,191
--------------------------------------------------------------------------------

INDUSTRIAL SPECIALTY 1.2%
Daikin Industries Ltd. (A)                           179,800           4,528,122
Toppan Forms Co. Ltd.                                 35,600             411,753
--------------------------------------------------------------------------------
                                                                       4,939,875
--------------------------------------------------------------------------------

MACHINERY/COMPONENTS/CONTROLS 5.7%
Fuji Machine Manufacturing Co. Ltd.                  267,100           2,663,277
Keyence Corp.                                         10,100           2,340,117
Rohm Co. Ltd.                                         40,500           3,909,850
Tokyo Electron Ltd.                                   80,000           4,559,276
Yokogawa Electric Corp.                              729,900           9,885,410
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                                                                      23,357,930
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4 | The Japan Fund, Inc.

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      SHARES          VALUE ($)

OFFICE EQUIPMENT/SUPPLIES 3.4%
Canon, Inc.                                           24,500           1,314,010
Ricoh Corporation                                    739,000          12,683,145
--------------------------------------------------------------------------------
                                                                      13,997,155
--------------------------------------------------------------------------------

RUBBER - TIRES 2.0%
Bridgestone Corp. (A)                                438,000           8,052,402
--------------------------------------------------------------------------------

WIRE & CABLE PRODUCTS 0.3%
Furukawa Electric Co. Ltd.*                          168,000             769,406
Hitachi Cable Ltd.                                    61,000             250,350
--------------------------------------------------------------------------------
                                                                       1,019,756
--------------------------------------------------------------------------------

MEDIA 2.9%
--------------------------------------------------------------------------------

AUDIO/VIDEO PRODUCTS 2.9%
Sony Corp.                                           274,700          10,940,854
Victor Company of Japan                              104,000             802,239
--------------------------------------------------------------------------------
                                                                      11,743,093
--------------------------------------------------------------------------------

METAL 4.1%
--------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE 3.5%
Misumi Corp. (A)                                     222,000           6,957,560
Mitsui & Co. Ltd.                                    380,000           3,505,456
Sumitomo Corp.                                       427,000           3,660,228
--------------------------------------------------------------------------------
                                                                      14,123,244
--------------------------------------------------------------------------------

DIVERSIFIED 0.6%
Sumitomo Metal Mining Co. Ltd.                       335,000           2,521,640
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5 | The Japan Fund, Inc.

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      SHARES          VALUE ($)

SERVICE INDUSTRIES 10.5%
--------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS 1.8%
Fujitsu Ltd.                                         472,000           2,835,258
Livedoor Co Ltd.*                                    375,144           1,105,732
Net One Systems Co. Ltd.                                 853           2,187,995
Obic Co Limited                                        4,600             897,603
Otsuka Corp.                                           6,500             449,258
--------------------------------------------------------------------------------
                                                                       7,475,846
--------------------------------------------------------------------------------

MISCELLANEOUS COMMERCIAL SERVICES 3.4%
JGC Corp.                                            164,000           1,789,759
Mitsubishi Logistics Co.                              81,000             916,454
Mitsui Engineering & Shipbuilding Co. Ltd. (A)     1,790,000           3,389,329
Sumitomo Forestry Co. Ltd.                           361,000           3,562,522
TIS, Inc.                                            105,700           4,130,986
--------------------------------------------------------------------------------
                                                                      13,789,050
--------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER SERVICES 4.2%
Monex Beans Holdings, Inc.*                            2,248           2,998,452
Rakuten, Inc. (B)                                      4,239           3,696,917
Trend Micro, Inc.                                     95,000           4,084,973
Yahoo! Japan Corp.*                                    1,302           3,048,242
Yahoo! Japan Corp. (B)*                                1,308           3,074,489
--------------------------------------------------------------------------------
                                                                      16,903,073
--------------------------------------------------------------------------------

SCHOOLS 1.1%
Benesse Corp.                                        135,100           4,586,923
--------------------------------------------------------------------------------

TECHNOLOGY 4.3%
--------------------------------------------------------------------------------

APPLICATIONS SOFTWARE 0.5%
NTT Data                                                 259             893,853
Oracle Corp. Japan (A)                                25,000           1,156,609
--------------------------------------------------------------------------------
                                                                       2,050,462
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6 | The Japan Fund, Inc.

Schedule of Investments                                  AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      SHARES          VALUE ($)

ELECTRONIC COMPONENTS/DISTRIBUTORS 3.8%
Advantest Corp.                                       10,700             820,390
Anritsu Corp. (A)                                    234,000           1,484,190
Murata Manufacturing Co. Ltd.                         23,300           1,249,650
Nippon Electric Glass Co. Ltd.                       254,000           3,660,386
Sanken Electric Co. Ltd.                              81,000           1,060,760
Tokyo Seimitsu Co. Ltd. (A)                          202,000           7,027,889
--------------------------------------------------------------------------------
                                                                      15,303,265
--------------------------------------------------------------------------------

TRANSPORTATION 2.8%
--------------------------------------------------------------------------------

AIRLINES 0.5%
All Nipon Airways Co. Ltd.                           599,000           2,044,902
--------------------------------------------------------------------------------

TRUCKS 2.3%
Yamato Transport Co. Ltd.                            645,000           9,228,897
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $314,071,595)                               401,951,897
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT 2.9%
--------------------------------------------------------------------------------
    Brown Brothers Investment Trust
    Securities Lending Investment Fund (C)        11,997,386          11,997,386
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT (Cost $11,997,386)                              11,997,386
--------------------------------------------------------------------------------

     TOTAL INVESTMENT PORTFOLIO - 101.6%
     (COST $326,068,981)                                             413,949,283
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $407,711,915
* Non-income producing security.

(A) This security or a partial position of this security was on loan at March 31, 2005. The total value of securities on loan was $11,359,172.
(B) Security purchased on a when-issued basis.
(C) This security was purchased with cash collateral received from securities lending at March 31, 2005.

+At March 31, 2005, the tax basis cost of the Fund's investments was $326,068,981 and the gross unrealized appreciation and depreciation were $94,594,102 and $(6,713,800), respectively.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

JPN-QH-001-0200



7 | The Japan Fund, Inc.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant's disclosure controls and procedures are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Japan Fund, Inc.


By (Signature and Title)*              /s/ John F. McNamara
                                       ----------------------------------
                                       John F. McNamara, President

Date: May 13, 2005






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ John F. McNamara
                                       ----------------------------------
                                       John F. McNamara, President


Date: May 13, 2005

By (Signature and Title)*              /s/ William L. Givens
                                       ----------------------------------
                                       William L. Givens, Chairman of the Board


Date: May 13, 2005

By (Signature and Title)*              /s/ Peter Golden
                                       ----------------------------------
                                       Peter Golden, Chief Financial Officer


Date: May, 2005

*Print the name and title of each signing officer under his or her signature.